Bank Loans - Additional Information (Details) $ in Millions, ¥ in Billions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024
Line of Credit Facility [Line Items]
Short-term debt, weighted average interest rate	2.39%	2.39%	2.82%
Short Term And Long Term Bank Loans
Line of Credit Facility [Line Items]
Debt, weighted average interest rate	2.43%	2.43%	2.79%
Unused lines of credit	$ 348	¥ 2.4